SHORT-TERM BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
SHORT-TERM BANK BORROWINGS
Schedule of short-term bank borrowings

	As of December 31,
	2022	2023
	RMB	RMB
Secured borrowing	160,000,000	100,000,000